Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Summary of Earnings Per Share, Basic and Diluted
Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended December 31, 2021, 2022 and 2023 as follows:

	For the Year Ended December 31,
	2021	2022	2023
Numerator:
Net loss	(4,863,096)	(9,138,972)	(10,375,775)

Net loss attributable to ordinary shareholders of XPeng Inc.	(4,863,096)	(9,138,972)	(10,375,775)

Denominator:
Weighted average number of ordinary shares outstanding-basic and diluted	1,642,906,400	1,712,533,564	1,740,921,519

Basic and diluted net loss per share attributable to ordinary shareholders of XPeng Inc.	(2.96)	(5.34)	(5.96)